Fair Value - Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 6,684	$ 6,684	$ 436
Additions			1,762	6,651
Settlements			(11,030)	(2,493)
Change in fair value, loss (gain) included in net loss		1,214	2,584	2,090
Ending balance		7,898		6,684
FVO notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		11,659	11,659
Additions				5,500
Settlements			(8,698)
Change in fair value, loss (gain) included in net loss		454	895	6,159
Gain on extinguishment of debt			(3,856)
Ending balance		8,257		11,659
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		100	100	400
Change in fair value, loss (gain) included in net loss				(300)
Ending balance				100
Contingent consideration - business combination
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,549	100	100
Additions	1,737		1,749
Settlements	(2,062)
Change in fair value, loss (gain) included in net loss	(355)	(80)	1,700
Ending balance	2,869	$ 20	3,549	$ 100
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	31,534
Additions			33,961
Change in fair value, loss (gain) included in net loss			(2,427)
Ending balance			31,534
Contingent consideration - earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	50,238
Additions			50,238
Settlements	(25,815)
Change in fair value, loss (gain) included in net loss	18,770
Ending balance	$ 43,193		$ 50,238